Option Granted by Company (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		2,740,000	851,869	60,000
Exercise price		$ 5.92	$ 7.53	$ 8.05
2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	[1]	159,000
Vesting period	[1]	vested in 2014
Exercise price	[1]	$ 5.63
Exercisable period, start date	[1]	Jun. 01, 2014
Exercisable period, end date	[1]	Apr. 24, 2017
Weighted average remaining contractual life in months	[1]	3 months 24 days
2014 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		60,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.05
Exercisable period, start date		Jun. 06, 2014
Exercisable period, end date		Jun. 05, 2017
Weighted average remaining contractual life in months		5 months 6 days
First 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		75,000
Vesting period		100% vested at date of grant
Exercise price		$ 5.33
Exercisable period, start date		Jun. 05, 2015
Exercisable period, end date		Jun. 04, 2018
Weighted average remaining contractual life in months		17 months 3 days
Second 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		305,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Oct. 30, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted average remaining contractual life in months		46 months
Third 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		15,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Dec. 01, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted average remaining contractual life in months		46 months
First 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		150,000
Vesting period		100% vested at date of grant
Exercise price		$ 6.22
Exercisable period, start date		Jul. 29, 2016
Exercisable period, end date		Jul. 28, 2017
Weighted average remaining contractual life in months		6 months 27 days
Second 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		310,000
Vesting period		vested in January 2017
Exercise price		$ 6.22
Exercisable period, start date		Jan. 01, 2017
Exercisable period, end date		Dec. 31, 2017
Weighted average remaining contractual life in months		12 months
Third 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		310,000
Vesting period		vested in January 2018
Exercise price		$ 6.22
Exercisable period, start date		Jan. 01, 2018
Exercisable period, end date		Dec. 31, 2018
Weighted average remaining contractual life in months		24 months
Fourth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		310,000
Vesting period		vested in January 2019
Exercise price		$ 6.22
Exercisable period, start date		Jan. 01, 2019
Exercisable period, end date		Dec. 31, 2019
Weighted average remaining contractual life in months		36 months
Fifth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		310,000
Vesting period		vested in January 2020
Exercise price		$ 6.22
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted average remaining contractual life in months		48 months
Sixth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		172,000
Vesting period		100% vested at date of grant
Exercise price		$ 5.41
Exercisable period, start date		Jul. 29, 2016
Exercisable period, end date		Jul. 28, 2017
Weighted average remaining contractual life in months		6 months 27 days
Seventh 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		172,000
Vesting period		vested in January 2017
Exercise price		$ 5.41
Exercisable period, start date		Jan. 01, 2017
Exercisable period, end date		Dec. 31, 2017
Weighted average remaining contractual life in months		12 months
Eighth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		172,000
Vesting period		vested in January 2018
Exercise price		$ 5.41
Exercisable period, start date		Jan. 01, 2018
Exercisable period, end date		Dec. 31, 2018
Weighted average remaining contractual life in months		24 months
Ninth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		172,000
Vesting period		vested in January 2019
Exercise price		$ 5.41
Exercisable period, start date		Jan. 01, 2019
Exercisable period, end date		Dec. 31, 2019
Weighted average remaining contractual life in months		36 months
Tenth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		172,000
Vesting period		vested in January 2020
Exercise price		$ 5.41
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted average remaining contractual life in months		48 months

[1]	Exercisable period modified in 2015